8. BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Biological Assets
Schedule of biological assets

The live animals are represented by poultry and pork and segregated into consumables and animals for production. The rollforward of the biological assets are shown below:

	Current						Non-current
	Live animals						Live animals
	Poultry		Pork		Total		Poultry		Pork		Forests		Total
	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Beginning balance	582,853	699,947	930,280	810,533	1,513,133	1,510,480	381,236	325,821	317,185	313,978	362,893	263,855	1,061,314	903,654
Additions/Transfer	3,456,921	415,422	3,545,494	1,819,960	7,002,415	2,235,382	94,055	246,247	272,677	233,607	56,134	31,909	422,866	511,763
Changes in fair value (1)	1,564,807	966,951	209,084	228,149	1,773,891	1,195,100	(6,516)	(95,926)	(174,903)	(144,704)	(28,119)	106,956	(209,538)	(133,674)
Harvest	-	-	-	-	-	-	-	-	-	-	(48,890)	(36,565)	(48,890)	(36,565)
Write-off	-	-	-	-	-	-	-	(6,197)	-	-	(11,810)	(8,133)	(11,810)	(14,330)
Transfer between current and non-current	49,250	65,131	77,155	71,445	126,405	136,576	(49,250)	(65,131)	(77,155)	(71,445)	-	-	(126,405)	(136,576)
Transfer between held for sale	-	(6,443)	-	(12,803)	-	(19,246)	-	(20,122)	-	(11,586)	(1,655)	4,871	(1,655)	(26,837)
Transfer to inventories	(5,033,965)	(1,539,499)	(3,774,659)	(1,980,490)	(8,808,624)	(3,519,989)	-	-	-	-	-	-	-	-
Exchange variation	(4,181)	(18,656)	-	(6,514)	(4,181)	(25,170)	(4,857)	(3,542)	-	(5,747)	-	-	(4,857)	(9,289)
Restatement by Hyperinflation	-	-	-	-	-	-	-	86	-	3,082	-	-	-	3,168
Ending balance	615,685	582,853	987,354	930,280	1,603,039	1,513,133	414,668	381,236	337,804	317,185	328,553	362,893	1,081,025	1,061,314

(1)       The change in the fair value of biological assets includes depreciation of breeders and depletion of forests in the amount of R$ 798.239 (R $ 811,772 on December 31, 2018).

Schedule of live animals information

The quantities and balances per live animal assets are set forth below:

	12.31.19		12.31.18
	Quantity (thousand of heads)	Value	Quantity (thousand of heads)	Value
Consumable biological assets
Immature poultry	189,602	615,685	188,248	582,853
Immature pork	4,098	987,354	4,011	930,280
Total current	193,700	1,603,039	192,259	1,513,133

Production biological assets
Immature poultry	7,042	160,415	6,538	134,425
Mature poultry	11,554	254,253	11,958	246,811
Immature pork	211	77,027	203	74,071
Mature pork	455	260,777	439	243,114
Total non-current	19,262	752,472	19,138	698,421
	212,962	2,355,511	211,397	2,211,554

Schedule of sensitivity analysis

Below are presented the main assumptions used in the measurement of the fair value of forests and their impact on measurement.

The estimated fair value can change if:
Asset	Valuation methodology	Non observable significant inputs	Increase	Decrease
Forests	Income approach	Estimated price of standing wood	Increase in the price of wood	Decrease in the price of wood
		Productivity per hectare estimated	Increase in yield per hectare	Decrease in yield per hectare
		Harvest and transport cost	Decrease of harvest cost	Increase of harvest cost
		Discount rate	Descrease in discount rate	Increase in discount rate